ALPS SERIES TRUST

Seven Canyons World Innovators Fund and

Seven Canyons Strategic Global Fund

Supplement dated May 9, 2022

to the Funds’ Summary Prospectus, Prospectus and Statement of Additional Information

dated January 28, 2022

Effective May 9, 2022, Josh Stewart is no longer a Portfolio Manager of the Seven Canyons Strategic Global Fund and Seven Canyons World Innovators Fund (the “Funds”). Accordingly, all references to Josh Stewart in the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.